CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 55,532	$ 49,227	$ 69,491	$ 84,510
Prepayments and other current assets, net	4,809	4,057
Total current assets	103,503	98,620
Investment in subsidiaries	2	1,520
Total assets	144,494	137,297
Current liabilities:
Accrued expenses and other current liabilities	14,750	8,333
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012	15	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	149,015,040	148,545,296
Ordinary shares, shares outstanding	116,599,856	139,953,296
Additional paid-in capital	161,017	158,879
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012	(13,886)	(6,490)
Treasury stock (in shares)	32,415,184	8,592,000
Accumulated other comprehensive Loss	11,394	12,850
Accumulated deficit	(83,249)	(82,630)
Statutory reserve	2,782	2,782
Total equity	95,229	108,340	146,032	161,824
Total liabilities and equity	144,494	137,297
The company
Current assets:
Cash and cash equivalents	4,882	2,057	3,183	16,306
Amounts due from subsidiaries	62,904	64,303
Prepayments and other current assets, net	213	375
Total current assets	67,999	66,735
Investment in subsidiaries	10,880	19,774
Total assets	78,879	86,509
Current liabilities:
Accrued expenses and other current liabilities	806	1,103
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012	15	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	149,015,040	148,545,296
Ordinary shares, shares outstanding	116,599,856	139,953,296
Additional paid-in capital	161,017	158,879
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012	(13,886)	(6,490)
Treasury stock (in shares)	32,415,184	8,592,000
Accumulated other comprehensive Loss	11,394	12,850
Accumulated deficit	(83,249)	(82,630)
Statutory reserve	2,782	2,782
Total equity	78,073	85,406
Total liabilities and equity	$ 78,879	$ 86,509